Subsequent events	12 Months Ended
Jun. 30, 2022
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Subsequent events
Note 34. Subsequent events
GBM AGILE Pivotal Study
Post period, on 1 August 2022, the company was advised by the Global Coalition for Adaptive Research (GCAR) that the first stage of the paxalisib arm in the company’s GBM AGILE pivotal study had completed recruitment. The treatment arm did not meet pre-defined
criteria for continuing to a second stage, and patients enrolled in the first stage of the paxalisib arm will therefore continue on treatment as per protocol, and in follow-up,
until completion of the final analysis, which the company anticipates receiving in 2H CY2023, as previously disclosed. Given that completion of recruitment has now occurred, the study will not open to the paxalisib arm in Germany or China. The company will work with its licensing partner to determine the way forward in China, given that country’s general requirement for local data to register a new pharmaceutical product. All company personnel continue to be blinded to efficacy and safety data from the ongoing study, as required by regulatory authorities, and so the company remains unable to provide analysis or interpretation of the study until follow-up
is complete and final data is available.
At-The-Market
(ATM) Facility
In May 2022, the company established the NASDAQ based ATM financing facility with Oppenheimer and Company. During the months of July 2022 and August 2022 through 11 August 2022, the company raised total proceeds for the period of
US$2.53million (approximately AU$3.67million). The weighted average share price from ATM financings is AU$0.50 cents per ordinary share, increasing the total shares outstanding to 149,636,656 and materially expanding the company’s runway with minimal dilution to existing shareholders. On the most active day during this period, the ATM accounted for 5% of the day’s trading volume, implying minimal price impact as a result of its use. Of note, shares issued under the ATM are issued at the spot market price, with no discount, no accompanying warrants or options, and with banking fees approximately half of those associated with more traditional financing methods.
No other matter or circumstance has arisen since 30 June 2022 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.